LEASE - Lease liabilities (Details) R$ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 12, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jan. 01, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Lease Liabilities
Present value of liabilities			R$ 5,173,972	R$ 3,984,070		R$ 0
IFRS 16, Leases
Lease Liabilities
Present value of liabilities					R$ 5,173,972
Lands and Farms | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual					11.45%
Present value of liabilities					R$ 2,164,710
Machinery and equipment | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual					10.62%
Present value of liabilities					R$ 247,281
Buildings | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual					9.80%
Present value of liabilities					R$ 41,650
Ships and boats | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual					11.39%
Present value of liabilities					R$ 2,720,284
Vehicles | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual					10.04%
Present value of liabilities					R$ 47
Leased ships
Lease Liabilities
Lease term	10 months
Number of ships leased	2
Chartering available from third party		$ 7,500	R$ 38,990